Share-based compensation	6 Months Ended
Jun. 30, 2020
Share-based compensation
Share-based compensation

17.Share-based compensation

Share options

On March 5, 2015, the Board of Directors of the Company approved an Equity Incentive Plan (the "2015 Plan") which is administered by the Board of Directors. Under the 2015 Plan, the Board of Directors may grant options to purchase ordinary shares to management including officers, directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 4,140,945 ordinary shares of the Group ("Option Pool"). Subsequently, the Board of Directors approved the increase in the Option Pool to 7,369,767 ordinary shares.

In connection with the completion of the initial public offering (the "IPO"), the Board of Directors has approved the 2017 Equity Incentive Plan (the "2017 Plan") and all equity-based awards subsequent to the IPO would be granted under the 2017 Plan.

In 2019, the Group granted 1,067,385 share options to certain management, employees and individual advisors of the Group at the exercise price ranging from $27.23 to $41.59 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a five or three years period, with 20% or 33.3% of the awards vesting beginning on the anniversary date one year after the grant date.

For the six months ended June 30, 2020, the Group granted 960,878 share options to certain management, employees and individual advisors of the Group at the exercise price ranging from $44.94 to $82.13 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a five or three year period, with 20% or 33.3% of the awards vesting beginning on the anniversary date one year after the grant date.

Before 2018, the binomial option-pricing model was applied in determining the estimated fair value of the options granted. From 2018, the Group changed to use the Black-Scholes option valuation model going forward in determining the estimated fair value of the options granted. The change in valuation technique is accounted for as a change in accounting estimate under ASC 250 and applied prospectively to new awards.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	Six months ended June 30,
	2019	2020
	(Unaudited)
Risk-free rate of return	1.8%-2.5%	0.4%-0.8%
Contractual life of option	10 years	10 years
Expected term	6 or 6.5 years	6 or 6.5 years
Estimated volatility rate	70%	70%
Expected dividend yield	0%	0%

A summary of option activity under the Plan during the six months ended June 30, 2019 and 2020 is presented below:

			Weighted
		Weighted	average
	Number of	average exercise	remaining	Aggregate
	options	price	contractual term	intrinsic value
		$	Years	$
Outstanding at December 31, 2018	8,761,735	7.47	7.80	138,009,758
Granted (unaudited)	649,193	28.40	—	—
Exercised (unaudited)	(137,177)	2.21	—	—
Forfeited (unaudited)	(18,141)	23.73	—	—
Outstanding at June 30, 2019 (unaudited)	9,255,610	8.97	7.49	189,991,245

Outstanding at December 31, 2019	9,122,980	10.73	7.16	281,562,301
Granted	960,878	52.80	—	—
Exercised	(228,891)	13.44	—	—
Forfeited	(46,406)	31.73	—	—
Outstanding at June 30, 2020	9,808,561	14.69	6.95	661,528,948
Vested and Exercisable as of June 30, 2020	5,079,377	4.51	5.86	394,282,051
Vested or expected to vest as of June 30, 2020	9,808,561	14.69	6.95	661,528,948

The weighted-average grant-date fair value of the options granted in the six months ended June 30, 2019 and 2020 were $18.56 (unaudited) and $33.51 per share respectively. The following table summarizes the compensation cost related to the options recorded for the six months ended June 30, 2019 and 2020:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Selling, general and administrative	3,030	5,548
Research and development	3,617	4,807
Total	6,647	10,355

As of June 30, 2020, there was $73,809 of total unrecognized compensation expense related to unvested share options granted. That cost is expected to be recognized over a weighted-average period of 1.9 years.

Non-vested restricted shares

In 2019, 50,000 ordinary shares were authorized for grant to the independent directors, respectively. The restricted shares shall vest and be released from the restrictions in full on the first anniversary from the date of the agreement. Upon termination of the independent directors’ service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

In 2019, 121,000 ordinary shares were authorized for grant to certain management. One fifth of the restricted shares shall vest and be released from the restrictions on each yearly anniversary from the date of the agreement. Upon termination of the certain management’s service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

During the six months ended June 30, 2020, 50,000 ordinary shares were authorized for grant to the independent directors. The restricted shares shall vest and be released from the restrictions in full on the first anniversary from the date of the agreement. Upon termination of the independent directors’ service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

During the six months ended June 30, 2020, 45,000 ordinary shares were authorized for grant to certain management. One fifth of the restricted shares shall vest and be released from the restrictions on each yearly anniversary from the date of the agreement. Upon termination of the certain management’s service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

The Group measured the fair value of the non-vested restricted shares as of respective grant dates, and recognizes the amount as compensation expense over the deemed service period using a graded vesting attribution model on a straight-line basis.

The following table summarized the Group’s non-vested restricted share activity during the six months ended June 30, 2020:

		Weighted
	Numbers	average grant
	of non-vested	date
	restricted shares	fair value
		$
Non-vested as of December 31, 2019	743,268	22.45
Granted	95,000	57.12
Vested	(116,200)	24.43
Forfeited	(12,000)	20.98
Non-vested as of June 30, 2020	710,068	26.79

As of June 30, 2020, there was $15,833 of total unrecognized compensation expense related to non-vested restricted shares. The following table summarizes the compensation cost related to the restricted shares recorded for the six months ended June 30, 2019 and 2020:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Selling, general and administrative	1,843	2,114
Research and development	804	958
Total	2,647	3,072